Advance Capital I, Inc.
One Towne Square, Suite 444
Southfield, MI 48076

May 3, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Washington, D.C.  20549-4720

Re:  Advance Capital I, Inc. Funds (the "Registrant")
     - Rule 497 filing and certification
     (File No. 33-13754; File No. 811-05127)

Ladies and Gentlemen:

     Pursuant to Rule 497(j), this letter will certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933, as amended, by the Registrant would not have differed from that contained in Post-Effective Amendment No. 44, which was electronically filed on April 30, 2013, and became effective immediately upon filing. Please contact the undersigned should you have any questions.


Sincerely,

/s/ Kathy J. Harkleroad

Kathy J. Harkleroad
Secretary of the Registrant